Segment Reporting Net Sales by Geography (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 6,536	$ 6,076	$ 6,406	$ 5,959	$ 6,891	$ 6,383	$ 6,690	$ 6,304	$ 24,977	$ 26,268	$ 26,076
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									17,844	18,218	18,324
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									1,882	2,173	2,177
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									1,007	1,071	1,018
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 4,244	$ 4,806	$ 4,557